Short-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-term investments
Short-term investments, Cost	¥ 5,000		$ 715
Short-term investments, Gross unrecognized gains	90	$ 13
Short-term investments, Fair value	5,090		728
Short-term investments	¥ 5,090		$ 728	¥ 0